OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current
Work in progress	$ 513	$ 435
Prepayments and other assets	490	391
Assets held for sale	9	300
Total current	1,012	1,126
Non-current
Prepayments and other assets	395	340
Total non-current	$ 395	$ 340